Note 8 - Goodwill and Intangible Assets (Detail) - Carrying Amount of Goodwill During the Year (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at January 1	$ 35,513	$ 35,513
Goodwill from acquisitions/(divestitures)	0	0
Balance at December 31	$ 35,513	$ 35,513